INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Income tax expense (recovery)
	Year ended December 31, 2020	Year ended December 31, 2019
Net loss before income tax	$35,848	$6,443
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax rate	9,679	1,740
Tax effect of:
Permanent differences and other	(2,041)	(89)
Investment in Treasury Metals	(1,916)	-
Obligation to distribute investments	(1,802)	-
Flow-though eligible expenditures	(1,240)	(465)
Difference in tax rates in foreign jurisdictions	(308)	(17)
Impact of disposal of subsidiaries	(10,358)	-
Flow-through share premium liability	641	430
Changes in unrecognized deferred tax assets	8,932	(2,115)
Income tax recovery (expense)	$1,587	$(516)

Deferred income tax assets

Recognized deferred income tax assets (liabilities) are comprised of:

	December 31, 2020	December 31, 2019
Non-capital loss carryforwards	$5,384	$1,162
Mineral properties	(3,073)	(1,978)
Mineral property investments	(2,311)	(130)
Total	$-	$(946)

Deferred tax assets have not been recognized in respect of the following temporary differences:

	December 31, 2020	December 31, 2019
Non-capital loss carryforwards	$49,232	$96,779
Investment in Treasury Metals	14,188	-
Silver Stream derivative liability	5,882	-
Investment tax credits	5,119	5,282
Other	3,936	2,662
Undeducted financing costs	1,874	152
Property and equipment	807	1,126
Mineral properties	174	8,304
Capital loss carryforwards	82	5,654
Total	$81,294	$119,959